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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-21701   ________________________

The Destination Funds

(Exact name of registrant as specified in charter)

2001 North Main Street, Suite 270 Walnut Creek, California	94596
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900

Date of fiscal year end:         August 31, 2010

Date of reporting period:       November 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares	COMMON STOCKS - 96.4%	Value

	Aerospace & Defense - 2.9%
630	United Technologies Corp.	$42,361

	Beverages - 3.1%
795	Coca-Cola Co. (The)	45,474

	Capital Markets - 2.9%
1,500	Legg Mason, Inc.	42,435

	Chemicals - 2.2%
400	Monsanto Co.	32,300

	Commercial Banks - 1.3%
760	U.S. Bancorp	18,339

	Communications Equipment - 2.3%
2,475	Nokia Corp. - ADR	32,819

	Diversified Consumer Services - 1.6%
400	Apollo Group, Inc. - Class A (a)	22,828

	Diversified Financial Services - 0.4%
250	Moody's Corp.	5,807

	Food & Staples Retailing - 7.0%
835	Costco Wholesale Corp.	50,025
925	Wal-Mart Stores, Inc.	50,459
		100,484
	Food Products - 3.7%
1,540	Campbell Soup Co.	53,854

	Health Care Equipment & Supplies - 6.9%
780	Baxter International, Inc.	42,549
1,125	Stryker Corp.	56,700
		99,249
	Hotels, Restaurants & Leisure - 3.8%
870	McDonald's Corp.	55,027

	Household Products - 4.1%
955	Procter & Gamble Co. (The)	59,544

	Industrial Conglomerates - 3.8%
3,435	General Electric Co.	55,029

	Insurance - 5.5%
14	Berkshire Hathaway, Inc. - Class B (a)	46,942
1,455	Marsh & McLennan Cos., Inc.	32,810
		79,752

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS - 96.4% (Continued)	Value

	IT Services - 10.0%
810	Automatic Data Processing, Inc.	$35,194
245	MasterCard, Inc. - Class A	59,011
2,700	Western Union Co.	49,815
		144,020
	Machinery - 1.7%
875	Graco, Inc.	24,649

	Media - 5.6%
1,000	Comcast Corp. - Class A	14,670
830	DreamWorks Animation SKG, Inc. - Class A (a)	27,780
250	McGraw-Hill Cos., Inc. (The)	7,490
1,050	Walt Disney Co. (The)	31,731
		81,671
	Oil, Gas & Consumable Fuels - 5.1%
275	Chevron Corp.	21,461
690	Exxon Mobil Corp.	51,798
		73,259
	Pharmaceuticals - 10.4%
1,050	Abbott Laboratories	57,215
900	Johnson & Johnson	56,556
2,050	Pfizer, Inc.	37,248
		151,019
	Software - 7.7%
3,100	Activision Blizzard, Inc. (a)	35,309
2,610	Microsoft Corp.	76,760
		112,069
	Wireless Telecommunication Services - 4.4%
2,800	Vodafone Group plc - ADR	63,532

	Total Common Stocks (Cost $1,239,021)	$1,395,521

Shares	SHORT TERM INVESTMENTS - 1.8%	Value

26,555	AIM Liquid Assets Portfolio (The), 0.20% (b) (Cost $26,555)	$26,555

	Total Investments at Value - 98.2% (Cost $1,265,576)	$1,422,076

	Other Assets in Excess of Liabilities - 1.8%	25,508

	Net Assets - 100.0%	$1,447,584

(a) Non-income producing security.

(b) Variable rate security. The rate shown is the effective 7-day yield as of November 30, 2009.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

DESTINATION SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

1.	Securities Valuation

The Destination Select Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Fund’s Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs

•  Level 3 – significant unobservable inputs

The following is a summary of the inputs used to value the Fund’s investments by security type, as of November 30, 2009, as required by GAAP:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,395,521	$--	$--	$1,395,521
Money Market Funds	--	26,555	--	26,555
Total	$1,395,521	$26,555	$--	$1,422,076

See the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type, as required by GAAP.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2009:

Tax cost of portfolio investments	$1,265,576

Gross unrealized appreciation	257,849
Gross unrealized depreciation	(101,349)

Net unrealized appreciation	$156,500

Item 2. Controls and Procedures.

(a)         Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds

By (Signature and Title)*	/s/ Michael A. Yoshikami
Michael A. Yoshikami, President

Date          January 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael A. Yoshikami
Michael A. Yoshikami, President

Date          January 6, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        January 6, 2010

* Print the name and title of each signing officer under his or her signature.